FINANCE LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of finance leases

(in thousands of $)	2023	2022
Finance lease liability, current portion	419,341	53,655
Finance lease liability, long-term portion	—	419,341
	419,341	472,996

Schedule of finance leases by maturity
The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2024	433,866
Thereafter	—
Total finance lease liability	433,866
Less: imputed interest payable	(14,525)
Present value of finance lease liability	419,341
Less: current portion	(419,341)
Finance lease liability, long-term portion	—